Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,584,000
Previously Paid Amount	0.00
Total Fee Amount	548.71
Total Offset Amount	0.00
Net Fee	548.71
Narrative - Max Aggregate Offering Price	$ 3,584,000
Final Prospectus	true